Consolidated Statement of Changes In Equity ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Subsidiary INR (₨)	RPPL INR (₨)	[2]	RPPL INR (₨)	Issued capital INR (₨)	Issued capital USD ($)	Issued capital RPPL INR (₨)	[2]	Share premium INR (₨)	Share premium USD ($)	Share premium RPPL INR (₨)	[2]	Hedge reserve INR (₨) [1]	Hedge reserve USD ($)	[1]	Share based payment reserve INR (₨)	Share based payment reserve USD ($)	Retained earnings / (losses) INR (₨)	Retained earnings / (losses) USD ($)	Retained earnings / (losses) Subsidiary INR (₨)	Retained earnings / (losses) RPPL INR (₨)	Capital reserve INR (₨)	Capital reserve USD ($)	Debenture redemption reserve INR (₨)	Debenture redemption reserve USD ($)	Foreign currency translation reserve INR (₨)	Foreign currency translation reserve USD ($)	Total INR (₨)	Total USD ($)	Total Subsidiary INR (₨)	Total RPPL INR (₨)	[2]	Total RPPL INR (₨)	Non- controlling interests INR (₨)	Non- controlling interests USD ($)	Non- controlling interests Subsidiary INR (₨)
Beginning balance at Mar. 31, 2020	₨ 78,848						₨ 3,799				₨ 67,165				₨ (1,086)			₨ 1,161		₨ 1,207				₨ (29)		₨ 2,296		₨ 12		₨ 74,525						₨ 4,323
Profit / (loss) for the year	(8,032)																			(7,818)										(7,818)						(214)
Other comprehensive income / (loss)	(4,081)														(4,138)					(7)								(2)		(4,147)						66
Total comprehensive (loss) / income for the year, net of tax	(12,113)														(4,138)					(7,825)								(2)		(11,965)						(148)
Share-based payment expense	177																	177												177
Forfeiture of vested options																		3		(3)
Repurchase of vested stock options	(646)																	(176)		(470)										(646)
Acquisition of non-controlling interest	(1,544)																							78						78						(1,622)
Acquisition of interest by non-controlling interest in subsidiaries	37																			29										29						8
Acquisition of subsidiaries	107																																			107
Transfer from (to) debenture redemption reserve (net)																				694						(694)
Others	(121)																			(121)										(121)
Ending balance at Mar. 31, 2021	64,745						3,799				67,165				(5,224)			1,165		(6,489)				49		1,602		10		62,077						2,668
Profit / (loss) for the year	(16,128)																			(16,077)										(16,077)						(51)
Other comprehensive income / (loss)	3,763														3,180					6								191		3,377						386
Total comprehensive (loss) / income for the year, net of tax	(12,365)														3,180					(16,071)								191		(12,700)						335
Share-based payment expense	2,505																	2,505												2,505
Repurchase of vested stock options	(89)																	(24)		(65)										(89)
Amount utilised on exercise of stock options	(85)																	(85)												(85)
Issue of equity shares	9,149		₨ 917	₨ 27,942			0		₨ 456		9,149		₨ 27,486									₨ 1								9,149		₨ 1	₨ 27,942					₨ 916
Disposal of subsidiary	15																																			15
Acquisition of non-controlling interest	(9,865)																							(5,618)						(5,618)						(4,247)
Acquisition of interest by non-controlling interest in subsidiaries																				1
Transfer from (to) debenture redemption reserve (net)																				135						(135)
Capital transaction involving issue of shares (net of costs of INR 3,660 related to issuance of equity shares)	73,655						1,050				72,605																			73,655
Distribution/Cash paid to RPPL's equity holders						₨ (19,609)																	₨ (19,609)												₨ (19,609)
Recognition of non-controlling interests							(497)				(13,226)				716			(117)		214				5		(188)				(13,103)						13,103
Allocation of other equity to non controlling interest																								1		(23)				(22)						22
Shares pending cancellation	(997)						0													(997)										(997)
Effect of approved capital reduction											9,128									9,128
Change in fair value of put option liability / derecognition of non-controlling interests	(9,545)																			(4,667)										(4,667)						(4,878)
Ending balance at Mar. 31, 2022	126,373						4,808				154,051				(1,328)			3,444		(38,420)				(5,573)		1,256		201		118,439						7,934
Profit / (loss) for the year	(5,029)	$ (61)																		(4,817)										(4,817)						(212)
Other comprehensive income / (loss)	1,208	15													710					2								345		1,057						151
Total comprehensive (loss) / income for the year, net of tax	(3,821)	(46)													710					(4,815)								345		(3,760)						(61)
Share-based payment expense	2,512																	2,512												2,512
Issue of equity shares	15						0				85							(70)												15
Acquisition of non-controlling interest	(1,343)																					₨ (31)		76						76						(1,419)
Shares and compulsorily convertible debentures issued by subsidiaries	5,007																																			5,007
Acquisition of interest by non-controlling interest in subsidiaries																				(31)										(31)						31
Transfer from (to) debenture redemption reserve (net)																				106						(106)
Allocation of other equity to non controlling interest																				15						50		1		66						(66)
Shares bought back, held as treasury stock	13,499																			(13,499)										(13,499)
Change in fair value of put option liability / derecognition of non-controlling interests	3,156																			3,034										3,034						122
Ending balance at Mar. 31, 2023	₨ 118,400	$ 1,441					₨ 4,808	$ 58			₨ 154,136	$ 1,875			₨ (618)	$ (8)		₨ 5,886	$ 72	₨ (53,610)	$ (652)			₨ (5,497)	$ (67)	₨ 1,200	$ 15	₨ 547	$ 7	₨ 106,852	$ 1,300					₨ 11,548	$ 141

[1]	includes cash flow hedge reserve and cost of hedge reserve
[2]	includes compulsorily convertible preference shares converted to equity shares